Debt (Narratives) (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended		3 Months Ended																12 Months Ended
	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2015 CLF	Sep. 30, 2016 USD ($)		Jun. 30, 2016 USD ($)	[1]	Mar. 31, 2016 USD ($)	[1]	Dec. 31, 2015 USD ($)	[1]	Sep. 30, 2015 USD ($)		Jun. 30, 2015 USD ($)	[1]	Mar. 31, 2015 USD ($)	[1]	Dec. 31, 2014 USD ($)	[1]	Sep. 30, 2016 USD ($)		Sep. 30, 2015 USD ($)		Sep. 30, 2014 USD ($)	Sep. 30, 2016 EUR (€)
Debt Instruments [Abstract]
Short-term debt, weighted average interest rate	0.80%		1.10%								0.80%								1.10%		0.80%			1.10%
Cash paid for interest, net of amounts capitalized																			$ 120.6		$ 96.8		$ 131.3
Debt Instrument [Line Items]
Payments on long-term debt																			480.4		699.4		602.2
Loss on extinguishment of debt			$ 6.9	[1]	$ 0.0		$ 0.0		$ 0.0		$ 16.6	[1]	$ 0.0		$ 0.0		$ 0.0		$ 6.9	[1]	16.6	[1]	$ 0.0
Eurobonds .375%
Debt Instrument [Line Items]
Debt instrument, issuance date																			Jun. 01, 2016
Debt instrument, maturity date																			Jun. 01, 2021
Interest rate of debt, stated percentage			0.375%																0.375%					0.375%
Debt instrument, Maturity Year																			2021
Debt instrument, principal amount			$ 386.9																$ 386.9					€ 350
Note 2.0%
Debt Instrument [Line Items]
Debt instrument, maturity date																			Aug. 02, 2016
Senior Notes	$ 350.0		$ 0.0								$ 350.0								$ 0.0		$ 350.0
Interest rate of debt, stated percentage			2.00%																2.00%					2.00%
Debt instrument, Maturity Year																			2016
Payments on long-term debt																			$ 350.0
CLP Series E bonds 6.3%
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 22, 2030	Jan. 22, 2030
Interest rate of debt, stated percentage	6.30%										6.30%										6.30%
Payments on long-term debt	$ 146.6
Loss on extinguishment of debt	16.6
Loss on extinguishment of debt, net of tax	$ 14.2
Loss on extinguishment of debt, per share, net of tax | $ / shares	$ 0.07
Extinguishment of debt amount	$ 130.0	CLF 3,000,000
Revolving Credit Facility [Member] | Credit Agreement 2013 Member [Member]
Debt Instrument [Line Items]
Credit facility, initiation date																			Apr. 30, 2013
Credit facility, maximum borrowing capacity			$ 2,690.0																$ 2,690.0
Credit facility, expiration date																			Apr. 30, 2018
Credit facility, amount borrowed and outstanding			$ 0.0																$ 0.0
Revolving Credit Facility [Member] | Credit Agreement 2013 Member [Member] | Maximum [Member]
Debt Instrument [Line Items]
Covenant, ratio of total debt to total capitalization			70.00%																70.00%					70.00%
Foreign Subsidiary Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 51.3																$ 51.3
Credit facility, amount borrowed and outstanding			$ 51.3																$ 51.3

[1]	For additional information, see Note 15, Debt.